Other non-operating (expenses) income, net (Tables)	6 Months Ended
Jun. 30, 2026
Other Income and Expenses [Abstract]
Schedule of other non-operating income (expenses), net

	Six Months Ended June 30,
	2025	2026
Change in fair value of an equity security (Note 7)	(340)	(4,259)
Change in fair value of warrant liabilities (Note 15)	(216)	147
Change in fair value of derivative assets (Note 7)	—	219
Change in fair value of derivative liabilities (Note 14)	—	804
Government grants	3,247	980
Foreign currency exchange losses, net	(488)	631
Others, net	934	—
Other non-operating income (expenses), net	3,137	(1,478)